Goodwill and other intangible assets - Schedule of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	£ 8,188
Intangible assets and goodwill ending balance	8,593	£ 8,188
Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	15,737	15,169
Exchange and other adjustments	(44)	(2)
Additions and acquisitions	1,810	1,259
Disposals and write-offs	(269)	(689)
Intangible assets and goodwill ending balance	17,234	15,737
Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	(7,549)	(6,863)
Exchange and other adjustments	14	9
Charge for the year	1,375	1,322
Disposals and write-offs	269	627
Intangible assets and goodwill ending balance	(8,641)	(7,549)
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	2,748
Intangible assets and goodwill ending balance	3,010	2,748
Goodwill £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	3,092	3,142
Exchange and other adjustments	0	0
Additions and acquisitions	262	0
Disposals and write-offs	0	(50)
Intangible assets and goodwill ending balance	3,354	3,092
Goodwill £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	(344)	(344)
Exchange and other adjustments	0	0
Charge for the year	0	0
Disposals and write-offs	0	0
Intangible assets and goodwill ending balance	(344)	(344)
Acquired value of in-force business £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	137
Intangible assets and goodwill ending balance	122	137
Acquired value of in-force business £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	834	834
Exchange and other adjustments	0	0
Additions and acquisitions	0	0
Disposals and write-offs	0	0
Intangible assets and goodwill ending balance	834	834
Acquired value of in-force business £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	(697)	(680)
Exchange and other adjustments	0	0
Charge for the year	15	17
Disposals and write-offs	0	0
Intangible assets and goodwill ending balance	(712)	(697)
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	385
Intangible assets and goodwill ending balance	384	385
Brands £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	591	591
Exchange and other adjustments	0	0
Additions and acquisitions	0	0
Disposals and write-offs	0	0
Intangible assets and goodwill ending balance	591	591
Brands £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	(206)	(205)
Exchange and other adjustments	0	0
Charge for the year	1	1
Disposals and write-offs	0	0
Intangible assets and goodwill ending balance	(207)	(206)
Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	170
Intangible assets and goodwill ending balance	99	170
Purchased credit card relationships £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	1,002	1,002
Exchange and other adjustments	0	0
Additions and acquisitions	0	0
Disposals and write-offs	0	0
Intangible assets and goodwill ending balance	1,002	1,002
Purchased credit card relationships £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	(832)	(762)
Exchange and other adjustments	0	0
Charge for the year	71	70
Disposals and write-offs	0	0
Intangible assets and goodwill ending balance	(903)	(832)
Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	185
Intangible assets and goodwill ending balance	461	185
Customer- related intangibles £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	262	682
Exchange and other adjustments	3	3
Additions and acquisitions	296	0
Disposals and write-offs	0	(423)
Intangible assets and goodwill ending balance	561	262
Customer- related intangibles £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	(77)	(483)
Exchange and other adjustments	(5)	(3)
Charge for the year	18	13
Disposals and write-offs	0	422
Intangible assets and goodwill ending balance	(100)	(77)
Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	4,563
Intangible assets and goodwill ending balance	4,517	4,563
Capitalised software enhancements £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	9,956	8,918
Exchange and other adjustments	(47)	(5)
Additions and acquisitions	1,252	1,259
Disposals and write-offs	(269)	(216)
Intangible assets and goodwill ending balance	10,892	9,956
Capitalised software enhancements £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill beginning balance	(5,393)	(4,389)
Exchange and other adjustments	19	12
Charge for the year	1,270	1,221
Disposals and write-offs	269	205
Intangible assets and goodwill ending balance	£ (6,375)	£ (5,393)